RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 12, 2021	Jan. 31, 2018	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Sep. 16, 2019
Related Party Transaction [Line Items]
Notes payable			$ 3,043,192		$ 3,043,192		$ 1,157,805	$ 165,120
Due to related party			389,229		389,229		561,230	1,103,314
Repayment of notes payable					3,953,371	$ 685,295	1,689,846	650,000
Borrowings					365,873	241,942	299,173	12,900
Operating expenses			1,150,353	$ 861,215	4,039,958	4,100,856	6,071,597	5,270,386
Loss on settlement of debt	$ 309,309			$ (191,833)	(227,501)	$ (245,833)	(82,337)	(1,271,329)
Mr Remillard [Member]
Related Party Transaction [Line Items]
Purchase consideration, common stock issuable		800
Mr Remillard [Member] | Myriad Software Productions L L C [Member]
Related Party Transaction [Line Items]
Ownership percentage		100.00%
Purchase consideration		$ 1,500,000
Purchase consideration, paid at closing		50,000
Purchase consideration, promissory note		250,000
Purchase consideration, common stock shares issuable		$ 1,200,000
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Borrowings					231,150			12,900
Operating expenses					134,723		299,173	137,264
Repayment of debt					378,143		303,079	162,495
Convertible note							81,000
Prepayment penalty							54,000
Loss on settlement of debt							54,000
Chief Executive Officer [Member] | Convertible Note [Member]
Related Party Transaction [Line Items]
Repayment of debt							$ 135,000
Chief Executive Officer [Member] | Series A Preferred Stock [Member]
Related Party Transaction [Line Items]
Shares issued during the period, New issues							148,666
DMB Group LLC [Member]
Related Party Transaction [Line Items]
Due to related party							$ 561,230	1,103,314
Asset Purchase Agreement [Member] | DMB Group LLC [Member]
Related Party Transaction [Line Items]
Notes payable			$ 245,652		245,652		405,382	$ 828,561	$ 940,000
Due to related party									$ 97,689
Repayment of notes payable					159,731		458,275
Interest expenses					$ 6,915		$ 35,096
Share Settlement Agreement [Member] | Series A Preferred Stock [Member]
Related Party Transaction [Line Items]
Shares issued during the period, New issues		144,000